Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022	Apr. 30, 2023	Jul. 31, 2022
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 272,525	$ 269,706
ECL allowance	3,715	3,073	$ 3,397	$ 2,823
Net loans	538,216	528,657
Gross personal	45,552	45,429
Gross credit card	18,179	16,479
Gross business and government	205,675	200,116
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	176,449	174,889
Gross personal	19,044	18,944
Gross credit card	3,728	3,151
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	56,383	54,293
Gross personal	4,403	6,124
Gross credit card	1,317	1,042
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	27,874	31,016
Gross personal	15,369	14,070
Gross credit card	7,126	7,533
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,439	5,188
Gross personal	4,085	4,018
Gross credit card	5,173	3,919
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,029	906
Gross personal	1,722	1,355
Gross credit card	690	682
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	470	374
Gross personal	205	175
Gross business and government	1,711	920
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,881	3,040
Gross personal	724	743
Gross credit card	145	152
Gross business and government	215	225
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	102,084	87,588
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,038	108,346
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,627	3,037
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	455	293
Net loans	272,070	269,413
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	944	902
Net loans	44,608	44,527
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	699	784
Net loans	17,480	15,695
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,617	1,094
Net loans	204,058	199,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	235,893	255,609
ECL allowance	639		668	493
Net loans	478,724	492,658
Gross personal	35,909	36,036
Gross credit card	14,761	12,266
Gross business and government	192,800	189,347
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	167,133	174,749
Gross personal	19,042	18,943
Gross credit card	3,728	3,151
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	47,441	53,795
Gross personal	4,390	6,119
Gross credit card	1,317	1,042
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	18,121	24,200
Gross personal	10,582	9,117
Gross credit card	7,107	6,936
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	722	261
Gross personal	1,013	934
Gross credit card	2,464	992
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	215	266
Gross credit card	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,476	2,604
Gross personal	667	657
Gross credit card	139	145
Gross business and government	199	208
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	101,558	87,184
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	90,970	101,889
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	73	66
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	92	57
Net loans	235,801	255,552
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	126	115
Net loans	35,783	35,921
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	155	143
Net loans	14,606	12,123
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	266	285
Net loans	192,534	189,062
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	35,968	13,501
ECL allowance	2,076		1,852	1,687
Net loans	57,876	34,920
Gross personal	9,402	9,166
Gross credit card	3,418	4,213
Gross business and government	11,164	9,849
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,316	140
Gross personal	2	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,942	498
Gross personal	13	5
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,753	6,816
Gross personal	4,787	4,953
Gross credit card	19	597
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,717	4,927
Gross personal	3,072	3,084
Gross credit card	2,709	2,927
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,029	906
Gross personal	1,507	1,089
Gross credit card	684	682
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	211	214
Gross personal	21	34
Gross credit card	6	7
Gross business and government	16	17
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	526	404
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	7,068	6,457
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,554	2,971
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	163	69
Net loans	35,805	13,432
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	645	641
Net loans	8,757	8,525
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	544	641
Net loans	2,874	3,572
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	724	458
Net loans	10,440	9,391
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	664	596
Net loans	1,616	1,079
Gross personal	241	227
Gross business and government	1,711	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	470	374
Gross personal	205	175
Gross business and government	1,711	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	194	222
Gross personal	36	52
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	200	167
Net loans	464	429
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	173	146
Net loans	68	81
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	627	351
Net loans	1,084	$ 569
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 1,000		$ 877	$ 643